Average Annual Total Returns - Moerus Worldwide Value Fund	12 Months Ended	60 Months Ended	115 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI ACWI ex USA Index
Prospectus [Line Items]
Average Annual Return, Percent	32.38%	7.91%	8.73%
Moerus Worldwide Value Fund Class N
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return before taxes
Average Annual Return, Percent	39.95%	20.35%	11.11%
Performance Inception Date	May 31, 2016
Moerus Worldwide Value Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return before taxes
Average Annual Return, Percent	40.36%	20.66%	11.39%
Performance Inception Date	May 31, 2016
Moerus Worldwide Value Fund Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	36.05%	19.64%	10.75%
Moerus Worldwide Value Fund Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	25.01%	16.98%	9.41%